Tax liabilities	12 Months Ended
Dec. 31, 2024
Tax liabilities
Tax liabilities	Tax liabilities

	12/31/2024	12/31/2023
Income tax and social contribution	462,501	287,978
PIS/COFINS	46,627	27,717
INSS/FGTS	23,070	19,392
Others	42,231	28,175
Total	574,429	363,262